Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 2, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab 1-5 Year Corporate Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. TIPS ETF	Schwab Municipal Bond ETF

Post-Effective Amendment No. 157

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 28, 2023, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel